Shareholder Report, Holdings (Details)	Dec. 31, 2025
AVIP Bond Portfolio | Bank of Nova Scotia / The 6.875%, 10/27/2085
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AVIP Bond Portfolio | Zions Bancorp N.A. 4.704%, 08/18/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP Bond Portfolio | JPMorgan Chase And Co. 4.810%, 10/22/2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP Bond Portfolio | UnitedHealth Group, Inc. 5.500%, 07/15/2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP Bond Portfolio | Morgan Stanley 4.892%, 10/22/2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP Bond Portfolio | Prudential Financial, Inc. 4.500%, 09/15/2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP Bond Portfolio | Antares Holdings LP 2.750%, 01/15/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP Bond Portfolio | First Citizens BancShares, Inc. 5.600%, 09/05/2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP Bond Portfolio | Goldman Sachs Group, Inc. / The 4.369%, 10/21/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AVIP Bond Portfolio | Meta Platforms, Inc. 5.625%, 11/15/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AVIP Bond Portfolio | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
AVIP Bond Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
AVIP Bond Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.20%
AVIP Bond Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
AVIP Bond Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AVIP Bond Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AVIP Bond Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
AVIP Bond Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
AVIP Bond Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
AVIP Bond Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
AVIP Bond Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AVIP Bond Portfolio | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
AVIP Bond Portfolio | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AVIP Bond Portfolio | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.70%
AVIP Bond Portfolio | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AVIP BlackRock Balanced Allocation Portfolio | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AVIP BlackRock Balanced Allocation Portfolio | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
AVIP BlackRock Balanced Allocation Portfolio | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
AVIP BlackRock Balanced Allocation Portfolio | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
AVIP BlackRock Balanced Allocation Portfolio | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
AVIP BlackRock Balanced Allocation Portfolio | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AVIP BlackRock Balanced Allocation Portfolio | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AVIP BlackRock Balanced Allocation Portfolio | Meta Platforms, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AVIP BlackRock Balanced Allocation Portfolio | Alphabet, Inc. Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AVIP BlackRock Balanced Allocation Portfolio | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AVIP BlackRock Balanced Allocation Portfolio | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
AVIP BlackRock Balanced Allocation Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
AVIP BlackRock Balanced Allocation Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
AVIP BlackRock Balanced Allocation Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
AVIP BlackRock Balanced Allocation Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
AVIP BlackRock Balanced Allocation Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
AVIP BlackRock Balanced Allocation Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
AVIP BlackRock Balanced Allocation Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
AVIP BlackRock Balanced Allocation Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AVIP BlackRock Balanced Allocation Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
AVIP BlackRock Balanced Allocation Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AVIP BlackRock Balanced Allocation Portfolio | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP BlackRock Balanced Allocation Portfolio | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AVIP BlackRock Balanced Allocation Portfolio | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AVIP BlackRock Balanced Allocation Portfolio | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
AVIP BlackRock Balanced Allocation Portfolio | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.20%
AVIP BlackRock Balanced Allocation Portfolio | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AVIP BlackRock Advantage International Equity Portfolio | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AVIP BlackRock Advantage International Equity Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
AVIP BlackRock Advantage International Equity Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
AVIP BlackRock Advantage International Equity Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
AVIP BlackRock Advantage International Equity Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
AVIP BlackRock Advantage International Equity Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
AVIP BlackRock Advantage International Equity Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
AVIP BlackRock Advantage International Equity Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
AVIP BlackRock Advantage International Equity Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AVIP BlackRock Advantage International Equity Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AVIP BlackRock Advantage International Equity Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
AVIP BlackRock Advantage International Equity Portfolio | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.60%
AVIP BlackRock Advantage International Equity Portfolio | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.90%
AVIP BlackRock Advantage International Equity Portfolio | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.00%
AVIP BlackRock Advantage International Equity Portfolio | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.20%
AVIP BlackRock Advantage International Equity Portfolio | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.30%
AVIP BlackRock Advantage International Equity Portfolio | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.20%
AVIP BlackRock Advantage International Equity Portfolio | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.70%
AVIP BlackRock Advantage International Equity Portfolio | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.50%
AVIP BlackRock Advantage International Equity Portfolio | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AVIP BlackRock Advantage International Equity Portfolio | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AVIP BlackRock Advantage International Equity Portfolio | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AVIP BlackRock Advantage International Equity Portfolio | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
AVIP BlackRock Advantage International Equity Portfolio | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Taiwan Semiconductor Manufacturing Co. Ltd. – ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Royalty Pharma PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Lowe's Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Meta Platforms, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AVIP AB Small Cap Portfolio | Advanced Energy Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP AB Small Cap Portfolio | Semtech Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP AB Small Cap Portfolio | Glaukos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP AB Small Cap Portfolio | Piper Sandler Cos. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AVIP AB Small Cap Portfolio | SiTime Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AVIP AB Small Cap Portfolio | Primoris Services Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AVIP AB Small Cap Portfolio | Zurn Elkay Water Solutions Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP AB Small Cap Portfolio | Credo Technology Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AVIP AB Small Cap Portfolio | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AVIP AB Small Cap Portfolio | Guardant Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP AB Small Cap Portfolio | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AVIP AB Small Cap Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
AVIP AB Small Cap Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
AVIP AB Small Cap Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
AVIP AB Small Cap Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
AVIP AB Small Cap Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
AVIP AB Small Cap Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AVIP AB Small Cap Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AVIP AB Small Cap Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AVIP AB Small Cap Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
AVIP AB Small Cap Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AVIP AB Small Cap Portfolio | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
AVIP AB Small Cap Portfolio | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AVIP AB Small Cap Portfolio | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AVIP AB Mid Cap Core Portfolio | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP AB Mid Cap Core Portfolio | Stifel Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP AB Mid Cap Core Portfolio | Rocket Lab Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AVIP AB Mid Cap Core Portfolio | Comfort Systems U.S.A., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AVIP AB Mid Cap Core Portfolio | Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AVIP AB Mid Cap Core Portfolio | Jones Lang LaSalle, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AVIP AB Mid Cap Core Portfolio | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AVIP AB Mid Cap Core Portfolio | First Citizens BancShares, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AVIP AB Mid Cap Core Portfolio | BJ's Wholesale Club Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AVIP AB Mid Cap Core Portfolio | Credo Technology Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AVIP AB Mid Cap Core Portfolio | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
AVIP AB Mid Cap Core Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
AVIP AB Mid Cap Core Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
AVIP AB Mid Cap Core Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
AVIP AB Mid Cap Core Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
AVIP AB Mid Cap Core Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
AVIP AB Mid Cap Core Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AVIP AB Mid Cap Core Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
AVIP AB Mid Cap Core Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
AVIP AB Mid Cap Core Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
AVIP AB Mid Cap Core Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
AVIP AB Mid Cap Core Portfolio | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
AVIP AB Mid Cap Core Portfolio | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AVIP AB Mid Cap Core Portfolio | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AVIP S&P 500® Index Portfolio | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AVIP S&P 500® Index Portfolio | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
AVIP S&P 500® Index Portfolio | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
AVIP S&P 500® Index Portfolio | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
AVIP S&P 500® Index Portfolio | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
AVIP S&P 500® Index Portfolio | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AVIP S&P 500® Index Portfolio | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
AVIP S&P 500® Index Portfolio | Meta Platforms, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AVIP S&P 500® Index Portfolio | Berkshire Hathaway, Inc. Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AVIP S&P 500® Index Portfolio | Alphabet, Inc. Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AVIP S&P 500® Index Portfolio | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AVIP S&P 500® Index Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
AVIP S&P 500® Index Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
AVIP S&P 500® Index Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
AVIP S&P 500® Index Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
AVIP S&P 500® Index Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%
AVIP S&P 500® Index Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
AVIP S&P 500® Index Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
AVIP S&P 500® Index Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AVIP S&P 500® Index Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AVIP S&P 500® Index Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AVIP S&P 500® Index Portfolio | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP S&P 500® Index Portfolio | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
AVIP S&P 500® Index Portfolio | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP BlackRock Advantage Large Cap Value Portfolio | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AVIP BlackRock Advantage Large Cap Value Portfolio | Charles Schwab Corp. / The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AVIP BlackRock Advantage Large Cap Value Portfolio | Bristol-Myers Squibb Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AVIP BlackRock Advantage Large Cap Value Portfolio | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AVIP BlackRock Advantage Large Cap Value Portfolio | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AVIP BlackRock Advantage Large Cap Value Portfolio | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
AVIP BlackRock Advantage Large Cap Value Portfolio | Berkshire Hathaway, Inc. Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
AVIP BlackRock Advantage Large Cap Value Portfolio | Alphabet, Inc. Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AVIP BlackRock Advantage Large Cap Value Portfolio | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AVIP BlackRock Advantage Large Cap Value Portfolio | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AVIP BlackRock Advantage Large Cap Value Portfolio | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AVIP BlackRock Advantage Large Cap Value Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
AVIP BlackRock Advantage Large Cap Value Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
AVIP BlackRock Advantage Large Cap Value Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
AVIP BlackRock Advantage Large Cap Value Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
AVIP BlackRock Advantage Large Cap Value Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
AVIP BlackRock Advantage Large Cap Value Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
AVIP BlackRock Advantage Large Cap Value Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
AVIP BlackRock Advantage Large Cap Value Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
AVIP BlackRock Advantage Large Cap Value Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AVIP BlackRock Advantage Large Cap Value Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
AVIP BlackRock Advantage Large Cap Value Portfolio | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
AVIP BlackRock Advantage Large Cap Value Portfolio | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP High Income Bond Portfolio | State Street SPDR Portfolio High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
AVIP High Income Bond Portfolio | Blackstone Private Credit Fund 6.000%, 11/22/2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AVIP High Income Bond Portfolio | Goldman Sachs Private Credit Corp. 5.375%, 01/31/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AVIP High Income Bond Portfolio | Apollo Debt Solutions BDC 6.550%, 03/15/2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AVIP High Income Bond Portfolio | Oaktree Strategic Credit Fund 6.500%, 07/23/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP High Income Bond Portfolio | Connect Finco SARL / Connect U.S. Finco LLC 9.000%, 09/15/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP High Income Bond Portfolio | Diamond Foreign Asset Co. / Diamond Finance LLC 8.500%, 10/01/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP High Income Bond Portfolio | Stonepeak Nile Parent LLC 7.250%, 03/15/2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP High Income Bond Portfolio | Antares Holdings LP 7.950%, 08/11/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP High Income Bond Portfolio | Prime Healthcare Services, Inc. 9.375%, 09/01/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP High Income Bond Portfolio | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
AVIP High Income Bond Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
AVIP High Income Bond Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
AVIP High Income Bond Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
AVIP High Income Bond Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
AVIP High Income Bond Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
AVIP High Income Bond Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
AVIP High Income Bond Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AVIP High Income Bond Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
AVIP High Income Bond Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AVIP High Income Bond Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
AVIP High Income Bond Portfolio | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AVIP High Income Bond Portfolio | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.80%
AVIP High Income Bond Portfolio | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP High Income Bond Portfolio | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP High Income Bond Portfolio | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
AVIP High Income Bond Portfolio | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
AVIP Nasdaq-100® Index Portfolio | Palantir Technologies, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AVIP Nasdaq-100® Index Portfolio | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
AVIP Nasdaq-100® Index Portfolio | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
AVIP Nasdaq-100® Index Portfolio | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
AVIP Nasdaq-100® Index Portfolio | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
AVIP Nasdaq-100® Index Portfolio | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
AVIP Nasdaq-100® Index Portfolio | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AVIP Nasdaq-100® Index Portfolio | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
AVIP Nasdaq-100® Index Portfolio | Meta Platforms, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
AVIP Nasdaq-100® Index Portfolio | Alphabet, Inc. Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
AVIP Nasdaq-100® Index Portfolio | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AVIP Nasdaq-100® Index Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
AVIP Nasdaq-100® Index Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AVIP Nasdaq-100® Index Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
AVIP Nasdaq-100® Index Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
AVIP Nasdaq-100® Index Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.30%
AVIP Nasdaq-100® Index Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
AVIP Nasdaq-100® Index Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
AVIP Nasdaq-100® Index Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AVIP Nasdaq-100® Index Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AVIP Nasdaq-100® Index Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP Nasdaq-100® Index Portfolio | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AVIP Nasdaq-100® Index Portfolio | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
AVIP Nasdaq-100® Index Portfolio | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP BlackRock Advantage Large Cap Core Portfolio | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AVIP BlackRock Advantage Large Cap Core Portfolio | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
AVIP BlackRock Advantage Large Cap Core Portfolio | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
AVIP BlackRock Advantage Large Cap Core Portfolio | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
AVIP BlackRock Advantage Large Cap Core Portfolio | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
AVIP BlackRock Advantage Large Cap Core Portfolio | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AVIP BlackRock Advantage Large Cap Core Portfolio | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
AVIP BlackRock Advantage Large Cap Core Portfolio | Meta Platforms, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AVIP BlackRock Advantage Large Cap Core Portfolio | Alphabet, Inc. Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AVIP BlackRock Advantage Large Cap Core Portfolio | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AVIP BlackRock Advantage Large Cap Core Portfolio | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AVIP BlackRock Advantage Large Cap Core Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
AVIP BlackRock Advantage Large Cap Core Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
AVIP BlackRock Advantage Large Cap Core Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
AVIP BlackRock Advantage Large Cap Core Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
AVIP BlackRock Advantage Large Cap Core Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
AVIP BlackRock Advantage Large Cap Core Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
AVIP BlackRock Advantage Large Cap Core Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
AVIP BlackRock Advantage Large Cap Core Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AVIP BlackRock Advantage Large Cap Core Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AVIP BlackRock Advantage Large Cap Core Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AVIP BlackRock Advantage Large Cap Core Portfolio | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
AVIP BlackRock Advantage Large Cap Core Portfolio | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Credo Technology Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Bloom Energy Corp. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AVIP BlackRock Advantage Small Cap Growth Portfolio | IonQ, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Kratos Defense & Security Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Guardant Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Nextpower, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Madrigal Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Bridgebio Pharma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Dycom Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AVIP S&P MidCap 400® Index Portfolio | Ciena Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AVIP S&P MidCap 400® Index Portfolio | Coherent Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP S&P MidCap 400® Index Portfolio | Lumentum Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AVIP S&P MidCap 400® Index Portfolio | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AVIP S&P MidCap 400® Index Portfolio | Twilio, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AVIP S&P MidCap 400® Index Portfolio | United Therapeutics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AVIP S&P MidCap 400® Index Portfolio | Pure Storage, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AVIP S&P MidCap 400® Index Portfolio | Casey's General Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AVIP S&P MidCap 400® Index Portfolio | Curtiss-Wright Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AVIP S&P MidCap 400® Index Portfolio | Illumina, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AVIP S&P MidCap 400® Index Portfolio | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AVIP S&P MidCap 400® Index Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
AVIP S&P MidCap 400® Index Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
AVIP S&P MidCap 400® Index Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
AVIP S&P MidCap 400® Index Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
AVIP S&P MidCap 400® Index Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
AVIP S&P MidCap 400® Index Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AVIP S&P MidCap 400® Index Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
AVIP S&P MidCap 400® Index Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
AVIP S&P MidCap 400® Index Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
AVIP S&P MidCap 400® Index Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
AVIP S&P MidCap 400® Index Portfolio | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP S&P MidCap 400® Index Portfolio | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
AVIP S&P MidCap 400® Index Portfolio | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AVIP BlackRock Advantage Large Cap Growth Portfolio | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
AVIP BlackRock Advantage Large Cap Growth Portfolio | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AVIP BlackRock Advantage Large Cap Growth Portfolio | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
AVIP BlackRock Advantage Large Cap Growth Portfolio | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
AVIP BlackRock Advantage Large Cap Growth Portfolio | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
AVIP BlackRock Advantage Large Cap Growth Portfolio | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
AVIP BlackRock Advantage Large Cap Growth Portfolio | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
AVIP BlackRock Advantage Large Cap Growth Portfolio | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
AVIP BlackRock Advantage Large Cap Growth Portfolio | Meta Platforms, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
AVIP BlackRock Advantage Large Cap Growth Portfolio | Alphabet, Inc. Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AVIP BlackRock Advantage Large Cap Growth Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
AVIP BlackRock Advantage Large Cap Growth Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
AVIP BlackRock Advantage Large Cap Growth Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
AVIP BlackRock Advantage Large Cap Growth Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
AVIP BlackRock Advantage Large Cap Growth Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
AVIP BlackRock Advantage Large Cap Growth Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
AVIP BlackRock Advantage Large Cap Growth Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AVIP BlackRock Advantage Large Cap Growth Portfolio | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
AVIP BlackRock Advantage Large Cap Growth Portfolio | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AVIP Constellation Dynamic Risk Balanced Portfolio | Vanguard Intermediate-Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
AVIP Constellation Dynamic Risk Balanced Portfolio | iShares MBS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AVIP Constellation Dynamic Risk Balanced Portfolio | U.S. Treasury Bond 4.625%, 02/15/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AVIP Constellation Dynamic Risk Balanced Portfolio | U.S. Treasury Bond 4.750%, 05/15/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AVIP Constellation Dynamic Risk Balanced Portfolio | iShares Core S&P Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AVIP Constellation Dynamic Risk Balanced Portfolio | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
AVIP Constellation Dynamic Risk Balanced Portfolio | Invesco QQQ Trust Series 1 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AVIP Constellation Dynamic Risk Balanced Portfolio | Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
AVIP Constellation Dynamic Risk Balanced Portfolio | iShares Core S&P Mid-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
AVIP Constellation Dynamic Risk Balanced Portfolio | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
AVIP Constellation Dynamic Risk Balanced Portfolio | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AVIP Constellation Dynamic Risk Balanced Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP Constellation Dynamic Risk Balanced Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
AVIP Constellation Dynamic Risk Balanced Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AVIP Constellation Dynamic Risk Balanced Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AVIP Constellation Dynamic Risk Balanced Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AVIP Constellation Dynamic Risk Balanced Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AVIP Constellation Dynamic Risk Balanced Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AVIP Constellation Dynamic Risk Balanced Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP Constellation Dynamic Risk Balanced Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AVIP Constellation Dynamic Risk Balanced Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AVIP Constellation Dynamic Risk Balanced Portfolio | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
AVIP Constellation Dynamic Risk Balanced Portfolio | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AVIP Constellation Dynamic Risk Balanced Portfolio | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP Constellation Dynamic Risk Balanced Portfolio | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
AVIP Constellation Dynamic Risk Balanced Portfolio | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
AVIP Constellation Dynamic Risk Balanced Portfolio | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.50%
AVIP Constellation Dynamic Risk Balanced Portfolio | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AVIP Core Plus Bond Portfolio | U.S. Treasury Note 4.125%, 03/31/2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
AVIP Core Plus Bond Portfolio | U.S. Treasury Note 4.625%, 02/15/2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
AVIP Core Plus Bond Portfolio | U.S. Treasury Bond 4.250%, 08/15/2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
AVIP Core Plus Bond Portfolio | U.S. Treasury Note 3.750%, 08/31/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AVIP Core Plus Bond Portfolio | U.S. Treasury Note 3.875%, 11/30/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AVIP Core Plus Bond Portfolio | U.S. Treasury Note 4.000%, 01/31/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AVIP Core Plus Bond Portfolio | U.S. Treasury Note 3.750%, 10/31/2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AVIP Core Plus Bond Portfolio | U.S. Treasury Note 4.375%, 11/30/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AVIP Core Plus Bond Portfolio | U.S. Treasury Note 4.375%, 12/31/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AVIP Core Plus Bond Portfolio | U.S. Treasury Note 4.125%, 10/31/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AVIP Core Plus Bond Portfolio | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AVIP Core Plus Bond Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AVIP Core Plus Bond Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
AVIP Core Plus Bond Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AVIP Core Plus Bond Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AVIP Core Plus Bond Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AVIP Core Plus Bond Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AVIP Core Plus Bond Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AVIP Core Plus Bond Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AVIP Core Plus Bond Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AVIP Core Plus Bond Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AVIP Core Plus Bond Portfolio | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.90%
AVIP Core Plus Bond Portfolio | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
AVIP Core Plus Bond Portfolio | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
AVIP Core Plus Bond Portfolio | Asset-Backed / Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
AVIP Core Plus Bond Portfolio | Sovereign Debt Issues [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AVIP Core Plus Bond Portfolio | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP Core Plus Bond Portfolio | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP Core Plus Bond Portfolio | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AVIP Intech U.S. Low Volatility Portfolio | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
AVIP Intech U.S. Low Volatility Portfolio | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
AVIP Intech U.S. Low Volatility Portfolio | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
AVIP Intech U.S. Low Volatility Portfolio | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AVIP Intech U.S. Low Volatility Portfolio | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AVIP Intech U.S. Low Volatility Portfolio | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AVIP Intech U.S. Low Volatility Portfolio | Meta Platforms, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AVIP Intech U.S. Low Volatility Portfolio | Gilead Sciences, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP Intech U.S. Low Volatility Portfolio | Travelers Cos., Inc. / The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP Intech U.S. Low Volatility Portfolio | Alphabet, Inc. Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AVIP Intech U.S. Low Volatility Portfolio | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
AVIP Intech U.S. Low Volatility Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
AVIP Intech U.S. Low Volatility Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
AVIP Intech U.S. Low Volatility Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
AVIP Intech U.S. Low Volatility Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
AVIP Intech U.S. Low Volatility Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
AVIP Intech U.S. Low Volatility Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
AVIP Intech U.S. Low Volatility Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
AVIP Intech U.S. Low Volatility Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AVIP Intech U.S. Low Volatility Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
AVIP Intech U.S. Low Volatility Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AVIP Intech U.S. Low Volatility Portfolio | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
AVIP Intech U.S. Low Volatility Portfolio | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AVIP AB Relative Value Portfolio | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
AVIP AB Relative Value Portfolio | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
AVIP AB Relative Value Portfolio | Berkshire Hathaway, Inc. Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
AVIP AB Relative Value Portfolio | RTX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
AVIP AB Relative Value Portfolio | Alphabet, Inc. Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AVIP AB Relative Value Portfolio | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
AVIP AB Relative Value Portfolio | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AVIP AB Relative Value Portfolio | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AVIP AB Relative Value Portfolio | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AVIP AB Relative Value Portfolio | Regeneron Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AVIP AB Relative Value Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
AVIP AB Relative Value Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
AVIP AB Relative Value Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
AVIP AB Relative Value Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
AVIP AB Relative Value Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
AVIP AB Relative Value Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
AVIP AB Relative Value Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
AVIP AB Relative Value Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
AVIP AB Relative Value Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AVIP AB Relative Value Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AVIP AB Relative Value Portfolio | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
AVIP AB Relative Value Portfolio | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AVIP Constellation Managed Risk Balanced Portfolio | iShares iBoxx $ Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
AVIP Constellation Managed Risk Balanced Portfolio | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
AVIP Constellation Managed Risk Balanced Portfolio | iShares Core U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
AVIP Constellation Managed Risk Balanced Portfolio | Invesco QQQ Trust Series 1 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
AVIP Constellation Managed Risk Balanced Portfolio | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
AVIP Constellation Managed Risk Balanced Portfolio | Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
AVIP Constellation Managed Risk Balanced Portfolio | iShares Core S&P Mid-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AVIP Constellation Managed Risk Balanced Portfolio | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
AVIP Constellation Managed Risk Balanced Portfolio | State Street SPDR Portfolio S&P 500 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AVIP Constellation Managed Risk Balanced Portfolio | iShares Russell 1000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AVIP Constellation Managed Risk Balanced Portfolio | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
AVIP Constellation Managed Risk Balanced Portfolio | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AVIP Constellation Managed Risk Moderate Growth Portfolio | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP Constellation Managed Risk Moderate Growth Portfolio | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
AVIP Constellation Managed Risk Moderate Growth Portfolio | iShares Core U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
AVIP Constellation Managed Risk Moderate Growth Portfolio | Invesco QQQ Trust Series 1 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AVIP Constellation Managed Risk Moderate Growth Portfolio | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AVIP Constellation Managed Risk Moderate Growth Portfolio | Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
AVIP Constellation Managed Risk Moderate Growth Portfolio | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
AVIP Constellation Managed Risk Moderate Growth Portfolio | State Street SPDR Portfolio S&P 500 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AVIP Constellation Managed Risk Moderate Growth Portfolio | iShares Russell 1000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AVIP Constellation Managed Risk Moderate Growth Portfolio | iShares Core S&P Total U.S. Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
AVIP Constellation Managed Risk Moderate Growth Portfolio | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
AVIP Constellation Managed Risk Moderate Growth Portfolio | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AVIP Constellation Managed Risk Growth Portfolio | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
AVIP Constellation Managed Risk Growth Portfolio | iShares Core U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
AVIP Constellation Managed Risk Growth Portfolio | Invesco QQQ Trust Series 1 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
AVIP Constellation Managed Risk Growth Portfolio | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
AVIP Constellation Managed Risk Growth Portfolio | Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
AVIP Constellation Managed Risk Growth Portfolio | iShares Core S&P Mid-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
AVIP Constellation Managed Risk Growth Portfolio | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
AVIP Constellation Managed Risk Growth Portfolio | State Street SPDR Portfolio S&P 500 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AVIP Constellation Managed Risk Growth Portfolio | iShares Russell 1000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AVIP Constellation Managed Risk Growth Portfolio | iShares Core S&P Total U.S. Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AVIP Constellation Managed Risk Growth Portfolio | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
AVIP Constellation Managed Risk Growth Portfolio | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AVIP Moderately Conservative Model Portfolio | PIMCO Low Duration Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
AVIP Moderately Conservative Model Portfolio | AVIP High Income Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
AVIP Moderately Conservative Model Portfolio | PIMCO Total Return Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
AVIP Moderately Conservative Model Portfolio | AVIP Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
AVIP Moderately Conservative Model Portfolio | AVIP Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
AVIP Moderately Conservative Model Portfolio | AVIP S&P 500® Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
AVIP Moderately Conservative Model Portfolio | AVIP S&P MidCap 400® Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
AVIP Moderately Conservative Model Portfolio | AVIP BlackRock Advantage International Equity Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
AVIP Moderately Conservative Model Portfolio | DFA International Core Equity Portfolio Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AVIP Moderately Conservative Model Portfolio | AVIP BlackRock Advantage Large Cap Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AVIP Moderately Conservative Model Portfolio | Open-End Mutual Funds Less Net Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AVIP Balanced Model Portfolio | PIMCO Low Duration Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
AVIP Balanced Model Portfolio | AVIP High Income Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
AVIP Balanced Model Portfolio | PIMCO Total Return Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
AVIP Balanced Model Portfolio | AVIP Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
AVIP Balanced Model Portfolio | AVIP Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
AVIP Balanced Model Portfolio | AVIP S&P 500® Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
AVIP Balanced Model Portfolio | AVIP S&P MidCap 400® Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
AVIP Balanced Model Portfolio | AVIP BlackRock Advantage International Equity Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
AVIP Balanced Model Portfolio | DFA International Core Equity Portfolio Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
AVIP Balanced Model Portfolio | AVIP BlackRock Advantage Large Cap Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
AVIP Balanced Model Portfolio | Open-End Mutual Funds Less Net Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AVIP Moderate Growth Model Portfolio | PIMCO Total Return Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
AVIP Moderate Growth Model Portfolio | AVIP Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
AVIP Moderate Growth Model Portfolio | AVIP Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
AVIP Moderate Growth Model Portfolio | AVIP S&P 500® Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
AVIP Moderate Growth Model Portfolio | AVIP S&P MidCap 400® Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
AVIP Moderate Growth Model Portfolio | AVIP BlackRock Advantage International Equity Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
AVIP Moderate Growth Model Portfolio | DFA International Core Equity Portfolio Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
AVIP Moderate Growth Model Portfolio | AVIP BlackRock Advantage Large Cap Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
AVIP Moderate Growth Model Portfolio | AVIP AB Relative Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
AVIP Moderate Growth Model Portfolio | AVIP BlackRock Advantage Large Cap Core Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
AVIP Moderate Growth Model Portfolio | Open-End Mutual Funds Less Net Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AVIP Growth Model Portfolio | AVIP S&P 500® Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
AVIP Growth Model Portfolio | AVIP S&P MidCap 400® Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
AVIP Growth Model Portfolio | AVIP BlackRock Advantage International Equity Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
AVIP Growth Model Portfolio | DFA International Core Equity Portfolio Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
AVIP Growth Model Portfolio | AVIP BlackRock Advantage Large Cap Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
AVIP Growth Model Portfolio | AVIP AB Relative Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
AVIP Growth Model Portfolio | AVIP BlackRock Advantage Large Cap Core Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
AVIP Growth Model Portfolio | AVIP BlackRock Advantage Small Cap Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
AVIP Growth Model Portfolio | AVIP AB Small Cap Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AVIP Growth Model Portfolio | DFA Emerging Markets Portfolio Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AVIP Growth Model Portfolio | Open-End Mutual Funds Less Net Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%